THE
                                   (LOGO) YACKTMAN
                                          FUNDS

--------------------------------------------------------------------------------
                                                         ANNUAL REPORT
--------------------------------------------------------------------------------
                                                     December 31, 1999

This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

THE YACKTMAN FUNDS, INC.

--------------------------------------------------------------------------------
MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dear Fellow Shareholder:

                                                                         (PHOTO)

  The December 27th Forbes magazine quoted, "A new study by Ibbotson Associates going back to the depth of the Depression shows that with very few exceptions buying companies selling at a low P/E provided significantly higher returns. The 1990s were a stunning counter-example to this long-term principle." It also said, "But at some point the more exuberant sectors of the market take on the look of that game show, Who Wants To Be A Millionaire, as the contestant moves nervously past $32,000 and then $64,000 and then higher. The pile of money mounts-but it could disappear in a flash."

  "The market's average total return over any 10-year stretch largely depends on how expensive stocks are at the beginning of the period," states the November issue of Money from work done by The Leuthold Group:

             THE MARKET'S AVERAGE TOTAL RETURN OVER 10 YEAR PERIODS

               MARKET P/E                        AVERAGE ANNUAL RETURN
                 Below 9.9                               16.9%
               9.9 to 10.9                               15.3%
              10.9 to 12.1                               14.4%
              12.1 to 13.7                               13.5%
              13.7 to 15.1                               11.0%
              15.1 to 16.8                                8.2%
              16.8 to 17.9                                8.2%
              17.9 to 19.3                                5.0%
              19.3 to 20.9                                7.5%
            20.9 and above                                4.8%


                                                                 CAN A P/E RATIO
                                                                 BE A PREDICTOR
                                                                 OF PERFORMANCE?

                     Source: The Leuthold Group (Money, November 1999, page 108)

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

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     If those numbers have any validity, the Funds should be sitting in an excellent position in both absolute and relative terms as shown by the following statistics:
--------------------------------------------------------------------------------
                                           THE          DISCOUNT
                                         YACKTMAN       FROM THE
                          S&P 500          FUND         S&P 500
TIME                       PRICE/         PRICE/         PRICE/
PERIOD                    EARNINGS       EARNINGS       EARNINGS
--------------------------------------------------------------------------------
December, 1997              19.0           14.9           22%
December, 1998              26.4           13.7           48%
December, 1999              29.1           10.6           64%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                           THE          DISCOUNT
                                         YACKTMAN       FROM THE
                          S&P 500      FOCUSED FUND     S&P 500
TIME                       PRICE/         PRICE/         PRICE/
PERIOD                    EARNINGS       EARNINGS       EARNINGS
--------------------------------------------------------------------------------
December, 1997              19.0           14.2           25%
December, 1998              26.4           13.1           50%
December, 1999              29.1           9.8            66%
--------------------------------------------------------------------------------

The December, 1997 P/E ratios are based on estimates for 1998, the December, 1998 P/E ratios are based on estimates for 1999, and the December, 1999 P/E ratios are based on estimates for 2000. The estimated earnings for the above P/E ratios are provided by Zacks Investment Research, if available, or by internal estimates.

  While we have remained value investors, the market has continued to defy gravity and levitates at historically high levels. We continue to feel strongly that at some point in time the enormous gap between us and the S&P 500 will narrow dramatically and we will be rewarded. As an example, if the gap were to disappear, by an increase in the average P/E ratio of the stocks held by the Funds, the Funds would now be selling at over $24/share or 160% higher than the current price.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Obviously the gap did not disappear in 1999 but actually got larger creating a disappointing year. If the gap had merely stayed the same, we would have been about 30% higher in price. Thus, the lag in performance was not caused by declining earnings but by a declining P/E. (I've decided not to apply to be a judge in any beauty contests.)

  Two stocks, both very, very profitable and large investments, declined dramatically during the year and caused the bulk of the decline. The first is Department 56, Inc. It installed a new computer order, inventory and billing system which created lots of problems for the Company. However, it reports that orders for the village series of products continue strong and we feel the company is dramatically undervalued.

  The second is Philip Morris Co. which remains one of the most profitable consumer companies in the world; but because of its tobacco operation is a target for litigation. Frequently, when uncertainty enters, many investors step aside creating bargains for investors willing to invest in profitable businesses, notwithstanding the uncertainties. We feel the investment potential of Philip Morris is dramatically slanted in our favor.

  We appreciate your patience and want to assure you that my wife Carolyn, our children, and I have a substantial investment in the Funds, so we treat the money in the Funds with great care and look forward to a rewarding future.

Sincerely,

/s/Donald A. Yacktman

Donald A. Yacktman
President

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
THE YACKTMAN FUND AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
  One Year (1/1/99 - 12/31/99)                                        (16.9)%
  Three Years (1/1/97 - 12/31/99)                                      (0.4)%
  Five Years (1/1/95 - 12/31/99)                                        10.2%
  Since Inception (7/6/92)                                               7.6%

                     The Yacktman Fund          S&P 500 Stock Index<F1>
                   ---------------------        -----------------------
7/6/92                     10,000                        10,000
12/31/92                   10,472                        10,679
12/31/93                    9,783                        11,756
12/31/94                   10,644                        11,911
12/31/95                   13,881                        16,387
12/31/96                   17,493                        20,150
12/31/97                   20,691                        26,873
12/31/98                   20,822                        34,552
12/31/99                   17,303                        41,823


The chart assumes an initial gross investment of $10,000 made on 7/6/92 (inception).

THE YACKTMAN FOCUSED FUND AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
  One Year (1/1/99 - 12/31/99)                                        (22.0)%
  Since Inception (5/1/97)                                             (2.3)%


                 The Yacktman Focused Fund        S&P 500 Stock Index<F1>
                 -------------------------        -----------------------
5/1/97                     10,000                        10,000
12/31/97                   11,538                        12,256
12/31/98                   12,067                        15,759
12/31/99                    9,409                        19,075


The chart assumes an initial gross investment of $10,000 made on 5/1/97 (inception).

<F1> The S&P 500 is an unmanaged but commonly used measure of common stock total return performance.

Returns shown include the reinvestment of all dividends. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
TOP TEN EQUITY HOLDINGS
December 31, 1999
--------------------------------------------------------------------------------
                                      PERCENTAGE OF
                                        NET ASSETS
--------------------------------------------------------------------------------
Department 56, Inc.                       17.4%
Dentsply International, Inc.              13.6%
Philip Morris Cos., Inc.                  12.3%
Franklin Covey Co.                         6.2%
First Health Group Corp.                   4.7%
United Asset Management Corp.              4.6%
First Data Corp.                           4.5%
Block H&R, Inc.                            4.3%
Jostens, Inc.                              4.3%
Clorox Co.                                 3.7%
                                          -----
TOTAL                                     75.6%

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES
For the Quarter Ended December 31, 1999
--------------------------------------------------------------------------------
                                        NET SHARES           CURRENT
NEW PURCHASE                            PURCHASED          SHARES HELD
--------------------------------------------------------------------------------
K-SWISS, INC., CLASS A
Designs, develops and makes
athletic footwear for sports
use, fitness activities and
casual wear.                             123,900             123,900
--------------------------------------------------------------------------------
                                        NET SHARES           CURRENT
PURCHASES                               PURCHASED          SHARES HELD
--------------------------------------------------------------------------------
Gartner Group, Inc., Class B             32,500              140,000

--------------------------------------------------------------------------------
                                        NET SHARES           CURRENT
SALES                                      SOLD            SHARES HELD
--------------------------------------------------------------------------------
Bandag, Inc., Class A                    41,300              150,000

Block H&R, Inc.                          10,000              110,000

Clorox Co.                               20,000               80,000

Dentsply International, Inc.            129,000              630,000

Department 56, Inc.                      25,000              840,000

First Data Corp.                        270,000              100,000

First Health Group Corp.                 85,000              190,000

Franklin Covey Co.                      130,000              900,000

Fruit of the Loom, Inc.                 384,100                    -

Intimate Brands, Inc.                    15,000               90,000

Jenny Craig, Inc.                        68,000              682,000

Jostens, Inc.                            68,700              195,000

Reebok International Ltd.               390,000                    -

United Asset Management Corp.           110,000              270,000

Valassis Communications, Inc.            10,000               70,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1999
--------------------------------------------------------------------------------
                                          NUMBER
                                        OF SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.6%

APPAREL/SHOES - 2.1%
K-Swiss, Inc., Class A                  123,900         $  2,301,830
                                                        ------------

CONSUMER GOODS - 1.6%
Luxottica Group ADR                     100,000            1,756,250
                                                        ------------

EDUCATIONAL SERVICES - 10.5%
Franklin Covey Co.<F1>                  900,000            6,750,000
Jostens, Inc.                           195,000            4,740,937
                                                        ------------
                                                          11,490,937
                                                        ------------

FINANCIAL SERVICES - 9.1%
First Data Corp.                        100,000            4,931,250
United Asset Management Corp.           270,000            5,011,875
                                                        ------------
                                                           9,943,125
                                                        ------------

FOOD/TOBACCO - 12.3%
Philip Morris Cos., Inc.                580,000           13,448,750
                                                        ------------

HOME FURNISHINGS - 17.4%
Department 56, Inc.<F1><F2>             840,000           19,005,000
                                                        ------------

HOUSEHOLD PRODUCTS - 7.2%
Clorox Co.                               80,000            4,030,000
Tupperware Corp.                        230,000            3,895,625
                                                        ------------
                                                           7,925,625
                                                        ------------

MEDICAL SERVICES - 4.7%
First Health Group Corp.<F1>            190,000            5,106,250
                                                        ------------

MEDICAL SUPPLIES - 13.6%
Dentsply International, Inc.            630,000           14,883,750
                                                        ------------

RETAILING - 3.5%
Intimate Brands, Inc.                    90,000            3,881,250
                                                        ------------

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

THE YACKTMAN FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Cont'd.)
December 31, 1999
--------------------------------------------------------------------------------

                                          NUMBER
                                        OF SHARES             VALUE
--------------------------------------------------------------------------------
SERVICES - 11.7%
Block H&R, Inc.                         110,000         $  4,812,500
Gartner Group, Inc., Class B<F1>        140,000            1,933,750
Jenny Craig, Inc.<F1>                   682,000            2,472,250
Servicemaster Co.                        50,000              615,625
Valassis Communications, Inc.<F1>        70,000            2,957,500
                                                        ------------
                                                          12,791,625
                                                        ------------

TIRES AND RUBBER - 2.9%
Bandag, Inc., Class A                   150,000            3,187,500
                                                        ------------

Total Common Stocks
  (cost $98,552,802)                                     105,721,892
                                                        ------------

--------------------------------------------------------------------------------
                                        PRINCIPAL
                                          AMOUNT              VALUE
--------------------------------------------------------------------------------
DEMAND NOTES
(VARIABLE RATE) - 0.8%

General Mills, Inc.                    $857,630              857,630
Wisconsin Corp. Central Credit Union     14,260               14,260
                                                        ------------

Total Demand Notes
  (cost $871,890)                                            871,890
                                                        ------------

Total Investments - 97.4%
  (cost $99,424,692)                                     106,593,782

Other Assets less Liabilities - 2.6%                       2,836,318
                                                        ------------

Net Assets - 100.0% (equivalent
  to $9.40 per share based on
  11,635,723 shares outstanding)                        $109,430,100
                                                        ============

<F1> Non-income producing
<F2> Affiliated company - See Note 6

See notes to financial statements

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

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES
For the Quarter Ended December 31, 1999
--------------------------------------------------------------------------------
                                        NET SHARES           CURRENT
NEW PURCHASES                           PURCHASED          SHARES HELD
--------------------------------------------------------------------------------
K-Swiss, Inc., Class A                   12,000               12,000

Servicemaster Co.                        15,000               15,000

--------------------------------------------------------------------------------
                                        NET SHARES           CURRENT
PURCHASES                               PURCHASED          SHARES HELD
--------------------------------------------------------------------------------
Franklin Covey Co.                       65,000              161,900

Franklin Covey Co., Series A Preferred    2,250                2,250

--------------------------------------------------------------------------------
                                        NET SHARES           CURRENT
SALES                                      SOLD            SHARES HELD
--------------------------------------------------------------------------------
Block H&R, Inc.                           1,000                9,000

Dentsply International, Inc.              8,000               18,000

Department 56, Inc.                      37,000               93,000

First Data Corp.                         32,000                8,000

First Health Group Corp.                 10,000               15,000

Fruit of the Loom, Inc.                  50,000                    -

Intimate Brands, Inc.                     3,500                7,000

Jostens, Inc.                            12,500               17,500

Philip Morris Cos., Inc.                 11,000               39,000

Reebok International Ltd.                30,000                    -

United Asset Management Corp.             8,000               22,000

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
December 31, 1999
--------------------------------------------------------------------------------

                                          NUMBER
                                        OF SHARES             VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 85.8%

APPAREL/SHOES - 2.5%
K-Swiss, Inc., Class A                   12,000         $    222,938
                                                        ------------

EDUCATIONAL SERVICES - 18.2%
Franklin Covey Co.<F1>                  161,900            1,214,250
Jostens, Inc.                            17,500              425,469
                                                        ------------
                                                           1,639,719
                                                        ------------

FINANCIAL SERVICES - 8.9%
First Data Corp.                          8,000              394,500
United Asset Management Corp.            22,000              408,375
                                                        ------------
                                                             802,875
                                                        ------------

FOOD/TOBACCO - 10.0%
Philip Morris Cos., Inc.                 39,000              904,312
                                                        ------------

HOME FURNISHINGS - 23.4%
Department 56, Inc.<F1>                  93,000            2,104,125
                                                        ------------

MEDICAL SERVICES - 4.5%
First Health Group Corp.<F1>             15,000              403,125
                                                        ------------

MEDICAL SUPPLIES - 4.7%
Dentsply International, Inc.             18,000              425,250
                                                        ------------

RETAILING - 3.4%
Intimate Brands, Inc.                     7,000              301,875
                                                        ------------

SERVICES - 10.2%
Block H&R, Inc.                           9,000              393,750
Gartner Group, Inc., Class B<F1>         25,000              345,313
Servicemaster Co.                        15,000              184,687
                                                        ------------
                                                             923,750
                                                        ------------

Total Common Stocks
  (cost $9,230,797)                                        7,727,969
                                                        ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          NUMBER
                                        OF SHARES             VALUE
--------------------------------------------------------------------------------
PREFERRED STOCK - 2.5%

Franklin Covey Co., Series A<F2>          2,250         $    225,000
                                                        ------------

Total Preferred Stock
  (cost $225,000)                                            225,000
                                                        ------------

--------------------------------------------------------------------------------
                                        PRINCIPAL
                                          AMOUNT              VALUE
--------------------------------------------------------------------------------
DEMAND NOTES
(VARIABLE RATE) - 11.2%

American Family Financial Services     $191,071              191,071
General Mills, Inc.                     277,189              277,189
Pitney Bowes Credit Corp.               163,270              163,270
Sara Lee Corp.                          134,327              134,327
Warner Lambert Co.                      152,250              152,250
Wisconsin Electric Power Co.             89,027               89,027
                                                        ------------

Total Demand Notes
  (cost $1,007,134)                                        1,007,134
                                                        ------------

Total Investments - 99.5%
  (cost $10,462,931)                                       8,960,103

Other Assets less Liabilities  - 0.5%                         48,387
                                                        ------------

Net Assets - 100.0% (equivalent
  to $8.96 per share based on
  1,005,622 shares outstanding)                           $9,008,490
                                                        ============

<F1> Non-income producing
<F2> Restricted security. Purchased in a private placement transaction; resale to the public may require registration or sale only to qualified institutional buyers. This security is valued at fair value, which at December 31, 1999, is equal to cost.

See notes to financial statements

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES
December 31, 1999
--------------------------------------------------------------------------------
                                       THE YACKTMAN             THE YACKTMAN
                                           FUND                 FOCUSED FUND
--------------------------------------------------------------------------------
ASSETS:
  Investments at value
     (cost $83,226,132, and
     $10,462,931, respectively)        $87,588,782               $8,960,103
  Affiliated issuers
     (cost $16,198,560, and
     $0, respectively)                  19,005,000                        -
  Cash                                     243,022                   44,416
  Short-term investments of
     collateral received for
     securities loaned                   4,061,200                  180,000
  Receivable for securities sold         2,615,393                  225,702
  Dividends and interest receivable        518,209                   32,902
  Receivable for fund shares issued         19,303                       88
  Prepaid expenses                          15,798                    9,463
  Receivable from Adviser                        -                    5,455
                                      ------------             ------------
       Total Assets                    114,066,707                9,458,129
                                      ------------             ------------

LIABILITIES:
  Collateral for securities loaned       4,061,200                  180,000
  Payable for fund shares redeemed         464,297                   17,688
  Accrued investment advisory fees             542                        -
  Payable for securities purchased               -                  225,000
  Other accrued expenses                   110,568                   26,951
                                      ------------             ------------
       Total Liabilities                 4,636,607                  449,639
                                      ------------             ------------

NET ASSETS                            $109,430,100               $9,008,490
                                      ============             ============

NET ASSETS CONSIST OF:
  Capital stock                       $102,244,801              $13,970,387
  Undistributed net investment
     income                                 15,968                       37
  Undistributed net realized
      gains (losses)                           241              (3,459,106)
  Net unrealized appreciation
     (depreciation) on investments       7,169,090              (1,502,828)
                                      ------------             ------------
       Total Net Assets               $109,430,100               $9,008,490
                                      ============             ============
CAPITAL STOCK, $.0001 par value
  Authorized                           500,000,000              500,000,000
  Issued and outstanding                11,635,723                1,005,622

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                     $9.40                    $8.96
                                             =====                    =====

See notes to financial statements

--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 1999
--------------------------------------------------------------------------------
                                     THE YACKTMAN              THE YACKTMAN
                                         FUND                  FOCUSED FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income                   $2,960,617<F1>                 $210,209
  Interest income                          142,491                  104,077
  Securities lending income
     (See Note 9)                           11,023                    1,115
                                      ------------             ------------
                                         3,114,131                  315,401
                                      ------------             ------------

EXPENSES:
  Investment advisory fees               1,218,012                  163,405
  Shareholder servicing fees
     (See Note 5)                          374,450                    2,398
  Administration and
     accounting fees                       150,585                   50,000
  Federal and state
     registration fees                      52,277                   34,976
  Custody fees                              29,274                    4,552
  Directors' fees and expenses               9,028                    1,158
  Professional fees (See Note 7)         (195,370)                 (31,507)
  Reports to shareholders
     (See Note 7)                        (303,241)                 (32,703)
  Miscellaneous costs                       21,556                    2,723
                                      ------------             ------------

  Total expenses before
     reductions                          1,356,571                  195,002
  Expense reductions (See Note 5)         (30,909)                    (472)
                                      ------------             ------------

  Net expenses                           1,325,662                  194,530
                                      ------------             ------------

NET INVESTMENT INCOME                    1,788,469                  120,871
                                      ------------             ------------

REALIZED AND UNREALIZED GAIN
(LOSS):
  Net realized gain (loss) on
     investments (See Notes 6 and 8)     2,125,339              (2,736,086)
  Change in unrealized appreciation
     (depreciation) on investments    (39,430,731)              (1,694,652)
                                      ------------             ------------
  Net realized and unrealized loss
     on investments                   (37,305,392)              (4,430,738)
                                      ------------             ------------

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS            $(35,516,923)             $(4,309,867)
                                     =============             ============

<F1> Net of $14,201 in foreign withholding taxes

See notes to financial statements

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                                      THE YACKTMAN
                                                       THE YACKTMAN FUND                              FOCUSED FUND
-----------------------------------------      ---------------------------------            ---------------------------------
                                                    YEAR ENDED DECEMBER 31,                      YEAR ENDED DECEMBER 31,
                                                   1999                1998                     1999                1998
-----------------------------------------      ---------------------------------            ---------------------------------
OPERATIONS:
  Net investment income                          $1,788,469           $6,385,540                 $120,871            $281,534
  Net realized gain (loss) on investments
     and written put options                      2,125,339          117,189,782              (2,736,086)           (453,371)
  Change in net unrealized appreciation
     (depreciation) on investments             (39,430,731)        (140,832,711)              (1,694,652)           (150,767)
                                               ------------         ------------             ------------        ------------
  Net decrease in net assets
     resulting from operations                 (35,516,923)         (17,257,389)              (4,309,867)           (322,604)
                                               ------------         ------------             ------------        ------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                      41,386,878           86,130,974                1,864,934          32,292,848
  Proceeds from reinvestment of dividends         3,231,289           56,952,842                  140,403             326,022
                                               ------------         ------------             ------------        ------------
                                                 44,618,167          143,083,816                2,005,337          32,618,870

  Payments for shares redeemed                (203,767,926)        (839,635,901)             (15,948,264)        (62,964,728)
                                               ------------         ------------             ------------        ------------
  Net decrease                                (159,149,759)        (696,552,085)             (13,942,927)        (30,345,858)
                                               ------------         ------------             ------------        ------------

DIVIDENDS PAID FROM:
  Net investment income                         (1,544,769)          (6,409,477)                (125,562)           (249,256)
  Net realized gains                            (1,788,789)         (54,490,030)                 (20,480)           (121,017)
                                               ------------         ------------             ------------        ------------
                                                (3,333,558)         (60,899,507)                (146,042)           (370,273)
                                               ------------         ------------             ------------        ------------

TOTAL DECREASE IN NET ASSETS                  (198,000,240)        (774,708,981)             (18,398,836)        (31,038,735)
                                               ------------         ------------             ------------        ------------

NET ASSETS:
  Beginning of period                           307,430,340        1,082,139,321               27,407,326          58,446,061
                                               ------------         ------------             ------------        ------------

  End of period (including
     undistributed net investment income
     of $15,968, $0, $37 and
     $4,341, respectively)                     $109,430,100         $307,430,340               $9,008,490         $27,407,326
                                               ============         ============             ============        ============

TRANSACTIONS IN SHARES:
  Shares sold                                     3,769,743            6,142,954                  172,657           2,782,296
  Issued in reinvestment of dividends               327,409            4,821,905                   14,381              28,033
  Shares redeemed                              (18,951,365)         (61,477,171)              (1,540,854)         (5,663,019)
                                               ------------         ------------             ------------        ------------
  Net decrease                                 (14,854,213)         (50,512,312)              (1,353,816)         (2,852,690)
                                               ============         ============             ============        ============


See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                       THE YACKTMAN FUND                    THE YACKTMAN FUND
-----------------------------------------------------------------------------     --------------------------------------
For a Fund share outstanding                        YEAR ENDED DECEMBER 31,              YEAR ENDED DECEMBER 31,
throughout each period                               1999             1998         1997            1996           1995
-----------------------------------------------------------------------------     --------------------------------------
Net asset value, beginning
  of period                                           $11.61         $14.05         $13.34         $12.09         $10.05

Income from investment
  operations:
  Net investment income                                 0.12           0.11           0.22           0.24           0.22
  Net realized and unrealized
     gains (losses) on investments                    (2.07)         (0.04)           2.21           2.90           2.81
                                                 -----------    -----------    -----------    -----------    -----------
  Total from investment
     operations                                       (1.95)           0.07           2.43           3.14           3.03
                                                 -----------    -----------    -----------    -----------    -----------

Less distributions:
  Dividends from net
     investment income                                (0.10)         (0.11)         (0.22)         (0.24)         (0.22)
  Distributions from net
     realized gains                                   (0.16)         (2.40)         (1.50)         (1.65)         (0.77)
                                                 -----------    -----------    -----------    -----------    -----------
  Total distributions                                 (0.26)         (2.51)         (1.72)         (1.89)         (0.99)
                                                 -----------    -----------    -----------    -----------    -----------

Net asset value, end of
  period                                               $9.40         $11.61         $14.05         $13.34         $12.09
                                                 ===========    ===========    ===========    ===========    ===========

Total Return                                        (16.90%)          0.64%         18.28%         26.02%         30.42%
                                                 ===========    ===========    ===========    ===========    ===========

Supplemental data and ratios:
  Net assets, end of period (000s)                  $109,430       $307,430     $1,082,139       $755,617       $566,723
                                                 ===========    ===========    ===========    ===========    ===========
  Ratio of expenses before expense
     reductions to average net assets
     (See Note 5)                                      0.72%          1.16%          0.90%          0.96%          0.99%
                                                 ===========    ===========    ===========    ===========    ===========
  Ratio of net expenses to average
     net assets                                        0.71%          1.14%          0.86%          0.90%          0.91%
                                                 ===========    ===========    ===========    ===========    ===========
  Ratio of net investment income to
     average net assets                                0.95%          0.87%          1.54%          1.80%          2.02%
                                                 ===========    ===========    ===========    ===========    ===========


  Portfolio turnover rate                              4.80%         14.32%         69.13%         58.54%         55.37%
                                                 ===========    ===========    ===========    ===========    ===========


See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Cont'd.)

                                                     THE YACKTMAN
                                                     FOCUSED FUND
--------------------------------------------------------------------------------
For a Fund share                                                MAY 1, 1997 <F1>
outstanding throughout                  YEAR ENDED DECEMBER 31,    THROUGH
each period                               1999           1998    DEC. 31, 1997
--------------------------------------------------------------------------------
Net asset value,
  beginning of period                    $11.62         $11.21         $10.00

Income from investment
  operations:
  Net investment income                    0.09           0.05           0.07
  Net realized and
     unrealized gains (losses)
     on investments                      (2.64)           0.46           1.47
                                   ------------   ------------   ------------
  Total from investment
     operations                          (2.55)           0.51           1.54
                                   ------------   ------------   ------------

Less distributions:
  Dividends from net
     investment income                   (0.09)         (0.05)         (0.07)
  Distributions from net
     realized gains                      (0.02)         (0.05)         (0.26)
                                   ------------   ------------   ------------
  Total distributions                    (0.11)         (0.10)         (0.33)
                                   ------------   ------------   ------------

Net asset value, end
  of period                               $8.96         $11.62         $11.21
                                   ============   ============   ============

Total Return                           (22.02%)          4.58%     15.38%<F2>
                                   ============   ============   ============

Supplemental data and ratios:
  Net assets, end of
     period (000s)                       $9,008        $27,407        $58,446
                                   ============   ============   ============
  Ratio of expenses before
     expense reductions to
     average net assets
     (See Note 5)                         1.19%          1.81%      1.71%<F3>
                                   ============   ============   ============
  Ratio of net expenses to
     average net assets                   1.19%          1.25%      1.25%<F3>
                                   ============   ============   ============
  Ratio of net investment
     income to average
     net assets                           0.74%          0.48%      1.02%<F3>
                                   ============   ============   ============

  Portfolio turnover rate                25.36%         49.26%         60.43%
                                   ============   ============   ============

<F1> Commencement of operations
<F2> Not annualized
<F3> Annualized

See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
December 31, 1999
--------------------------------------------------------------------------------

1.   ORGANIZATION
The Yacktman Funds, Inc. (the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund that commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term growth of capital with current income as a secondary objective. Yacktman Asset Management Co. is the Funds' investment adviser (the "Adviser").

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A) INVESTMENT VALUATION - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method. Variable rate demand notes are valued at cost which approximates market value. Put options written or purchased by The Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, put options are valued at the mean between the current bid and asked prices. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
December 31, 1999
--------------------------------------------------------------------------------

B) PUT OPTIONS - Premiums received by The Yacktman Focused Fund upon writing put options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires or is closed, the Fund realizes a gain or loss, and the liability is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security acquired. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss, which is limited to the strike price of the option, would be reduced by the amount of the option premium received. The Yacktman Focused Fund had no activity in written put options for the year ended December 31, 1999.

C) FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

D) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature. Accordingly, at December 31, 1999 reclassifications were recorded to (decrease) increase undistributed net investment income by $(227,732) and $387, decrease undistributed net realized gains (losses) by $1,146,188 and $0, and increase

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(decrease) capital stock by $1,373,920 and $(387) for The Yacktman Fund and The Yacktman Focused Fund, respectively.

E) OTHER - Investment transactions are accounted for on the trade date. The Funds determine gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.  INVESTMENT TRANSACTIONS
For the year ended December 31, 1999, the aggregate purchases and sales of securities, excluding short-term securities, were $8,942,313 and $168,107,326 for The Yacktman Fund and $3,591,887 and $14,046,575 for The Yacktman Focused Fund, respectively. There were no purchases or sales of U.S. Government securities for the year ended December 31, 1999.

4.  INVESTMENT ADVISORY AGREEMENT
The Funds have agreements with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of these agreements, The Yacktman Fund will pay the Adviser a monthly fee at the annual rate of 0.65% on the first $500,000,000 of average daily net assets, 0.60% on the next $500,000,000 of average daily net assets and 0.55% on average daily net assets in excess of $1,000,000,000, and The Yacktman Focused Fund will pay the Adviser a monthly fee at the annual rate of 1% of its average daily net assets. The agreements further stipulate that the Adviser will reimburse the Funds for annual expenses exceeding certain specified levels. In addition to the reimbursements required under the agreements, the Adviser has voluntarily agreed to reimburse The Yacktman Focused Fund for all expenses exceeding 1.25% of its average daily net assets.

5.  EXPENSE REDUCTIONS
The Adviser has directed certain of the Funds' portfolio trades to brokers at best price and execution and has generated directed brokerage credits to be used against sub-transfer agency fees.

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
December 31, 1999
--------------------------------------------------------------------------------

Shareholders benefit under this arrangement as the net expenses of the Funds do not include such sub-transfer agency fees. For the year ended December 31, 1999, The Yacktman Fund's expenses were reduced $30,909 by utilizing directed brokerage credits resulting in an expense ratio of 0.71% being charged to shareholders. For the year ended December 31, 1999, The Yacktman Focused Fund's expenses were reduced $472 by utilizing directed brokerage credits resulting in an expense ratio of 1.19% being charged to shareholders. In accordance with Securities and Exchange Commission requirements, such amount is required to be shown as an expense and has been included in shareholder servicing fees in the Statement of Operations.

6.  TRANSACTIONS WITH AFFILIATES
The following is an analysis of transactions for the year ended December 31, 1999 for The Yacktman Fund with "affiliated companies" (an affiliated company is defined by the 1940 Act as a company in which a Fund owns 5% or more of that company's outstanding voting shares):

                                                                        Amount
                                                                       of Gain
                                                            Amount of   (Loss)
                                 Share Activity             Dividends  Realized
                     --------------------------------------  Credited  on Sale
                     Balance                       Balance  to Income of Shares
Security Name        12/31/98 Purchases   Sales    12/31/99  in 1999   in 1999
------------------- --------- --------- --------- --------- --------- ---------

Department 56, Inc.  870,000      -       30,000   840,000      -    $   113,855
Franklin Covey Co.  1,429,500     -      529,500   900,000      -    (6,795,669)

As of December 31, 1999, Franklin Covey Co. was not an affiliated company.

7.  PROXY  - RELATED EXPENSES
As a result of negotiated reductions in fees and costs, together with vendor reimbursements and other adjustments, certain expenses estimated and accrued in 1998, related to the 1998 proxy solicitation, have been reduced in 1999.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8.  ADVISER REIMBURSEMENT
In December 1999, each Fund sold a debt security, which was acquired earlier in the month, immediately upon determining that the debt security was not in compliance with the Funds' investment restrictions as set forth in the Funds' Prospectus and Statement of Additional Information. The Adviser reimbursed The Yacktman Fund and The Yacktman Focused Fund in December 1999 for their net realized losses on the debt security of $301,603 and $58,880, respectively. The reimbursements have been recorded as offsets to the net realized losses in the statement of operations.

9.  SECURITIES LENDING
The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Funds and 40% to the custodian. As of December 31, 1999, The Yacktman Fund had on loan securities valued at $3,934,288 and collateral of $4,061,200 and The Yacktman Focused Fund had on loan securities valued at $175,000 and collateral of $180,000.

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
December 31, 1999
--------------------------------------------------------------------------------

10.  TAX INFORMATION
At December 31, 1999, gross unrealized appreciation and depreciation on investments on a tax basis were as follows:

                                      THE YACKTMAN       THE YACKTMAN
                                          FUND           FOCUSED FUND

Appreciation                           $24,078,965       $     694,976
Depreciation                          (16,909,875)         (2,286,261)
                                     -------------       -------------
  Net appreciation on investments     $  7,169,090       $ (1,591,285)
                                     =============       =============
Tax cost basis                         $99,424,692         $10,551,388
                                     =============       =============

The Yacktman Focused Fund realized post-October capital losses in 1999 of $2,037,454, which for tax purposes, are deferred and will be recognized in the following year.

At December 31, 1999, The Yacktman Focused Fund had accumulated capital loss carryforwards of $1,333,190 expiring in the year 2007. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforward.

For the year ended December 31, 1999, 100% of dividends paid from net investment income, excluding short-term capital gains, for The Yacktman Fund and The Yacktman Focused Fund qualify for the dividends received deduction available to corporate shareholders. The Yacktman Fund hereby designates $579,710 as a long-term capital gain distribution for purposes of the dividends paid deduction (unaudited).

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
THE YACKTMAN FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Yacktman Fund and The Yacktman Focused Fund (constituting The Yacktman Funds, Inc., hereafter referred to as the "Funds") at December 31, 1999, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers and the application of alternative auditing procedures where broker confirmations were not received, provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP

Milwaukee, Wisconsin
January 28, 2000

FOR FUND INFORMATION AND
SHAREHOLDER SERVICES, CALL
1-800-525-8258
WEB SITE: WWW.YACKTMAN.COM

THE YACKTMAN FUNDS, INC.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-5207
--------------------------------------------------------------------------------

YA-408-0200